UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund (Initial Class and Class L)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	3.01%
Communications	11.20%
Consumer, Cyclical	9.42%
Consumer, Non-cyclical	21.63%
Diversified	0.05%
Energy	10.33%
Financial	16.70%
Industrial	10.18%
Technology	12.12%
Utilities	3.15%
Short Term Investments	2.21%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)
Initial Class
Actual	$1,000.00	$1,135.30	$3.10

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$2.93

Class L
Actual	$1,000.00	$1,133.30	$4.48

Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.24

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.03%
22,237	Air Products & Chemicals Inc	$	2,036,242
7,100	Airgas Inc		677,766
106,822	Alcoa Inc		835,348
10,776	Allegheny Technologies Inc		283,517
6,536	CF Industries Holdings Inc		1,120,924
14,374	Cliffs Natural Resources Inc (a)		233,577
124,606	Dow Chemical Co		4,008,575
15,690	Eastman Chemical Co		1,098,457
27,529	Ecolab Inc		2,345,195
95,498	EI du Pont de Nemours & Co		5,013,645
13,762	FMC Corp		840,308
107,514	Freeport-McMoRan Copper & Gold Inc		2,968,461
8,734	International Flavors & Fragrances Inc		656,447
46,182	International Paper Co		2,046,324
39,391	LyondellBasell Industries NV Class A		2,610,048
16,742	MeadWestvaco Corp		571,070
55,304	Monsanto Co		5,464,035
28,911	Mosaic Co		1,555,701
51,644	Newmont Mining Corp		1,546,738
31,727	Nucor Corp		1,374,414
14,805	PPG Industries Inc		2,167,600
31,022	Praxair Inc		3,572,493
8,636	Sherwin-Williams Co		1,525,118
12,466	Sigma-Aldrich Corp		1,001,768
14,209	United States Steel Corp (a)		249,084

			45,802,855

Communications — 11.25%
37,668	Amazon.com Inc (b)		10,460,027
558,953	AT&T Inc (c)		19,786,936
22,042	Cablevision Systems Corp Class A		370,746
59,321	CBS Corp Class B		2,899,017
64,670	CenturyLink Inc		2,286,085
555,015	Cisco Systems Inc		13,492,415
275,029	Comcast Corp Class A		11,518,214
154,777	Corning Inc		2,202,477
30,305	Crown Castle International Corp (b)		2,193,779
59,194	DIRECTV (b)		3,647,534
25,231	Discovery Communications Inc Class A (b)		1,948,085
120,868	eBay Inc (b)		6,251,293
9,361	Expedia Inc		563,064
8,151	F5 Networks Inc (b)		560,789
97,891	Frontier Communications Corp (a)		396,459
23,435	Gannett Co Inc		573,220
27,907	Google Inc Class A (b)(c)		24,568,486
11,361	Harris Corp		559,529
47,051	Interpublic Group of Cos Inc		684,592
22,452	JDS Uniphase Corp (b)		322,860
55,218	Juniper Networks Inc (b)		1,066,260
29,212	Motorola Solutions Inc		1,686,409
5,562	Netflix Inc (b)		1,174,083
27,587	Omnicom Group Inc		1,734,395
5,373	priceline.com Inc (b)		4,444,169

Shares			Value

Communications — (continued)
8,678	Scripps Networks Interactive Inc Class A	$	579,343
310,696	Sprint Nextel Corp (b)		2,181,086
71,658	Symantec Corp		1,610,155
30,241	Time Warner Cable Inc		3,401,508
97,868	Time Warner Inc		5,658,728
11,131	TripAdvisor Inc (b)		677,544
208,981	Twenty-First Century Fox Inc Class A		6,812,781
16,922	VeriSign Inc (b)		755,737
296,095	Verizon Communications Inc (c)		14,905,422
47,188	Viacom Inc Class B		3,211,143
187,001	Walt Disney Co		11,809,113
516	Washington Post Co Class B (a)		249,625
61,195	Windstream Corp (a)		471,813
100,489	Yahoo! Inc (b)		2,523,279

			170,238,200

Consumer, Cyclical — 9.47%
8,609	Abercrombie & Fitch Co Class A		389,557
4,777	AutoNation Inc (b)		207,274
3,841	AutoZone Inc (b)		1,627,393
23,687	Bed Bath & Beyond Inc (b)		1,679,408
29,185	Best Buy Co Inc		797,626
11,826	BorgWarner Inc (b)		1,018,810
22,631	CarMax Inc (b)		1,044,647
46,623	Carnival Corp		1,598,703
3,232	Chipotle Mexican Grill Inc (b)		1,177,579
10,878	Cintas Corp		495,384
29,120	Coach Inc		1,662,461
44,856	Costco Wholesale Corp		4,959,728
127,194	CVS Caremark Corp		7,272,953
13,176	Darden Restaurants Inc		665,124
30,359	Delphi Automotive PLC		1,538,898
31,328	Dollar General Corp (b)		1,579,871
23,828	Dollar Tree Inc (b)		1,211,416
28,074	DR Horton Inc		597,415
10,192	Family Dollar Stores Inc		635,064
28,196	Fastenal Co		1,292,787
406,192	Ford Motor Co		6,283,790
5,186	Fossil Group Inc (b)		535,766
12,979	GameStop Corp Class A (a)		545,507
31,167	Gap Inc		1,300,599
79,921	General Motors Co (b)		2,662,168
16,628	Genuine Parts Co		1,298,148
23,651	Goodyear Tire & Rubber Co (b)		361,624
23,862	Harley-Davidson Inc		1,308,115
6,682	Harman International Industries Inc		362,164
11,770	Hasbro Inc (a)		527,649
151,778	Home Depot Inc		11,758,242
28,796	International Game Technology		481,181
14,200	JC Penney Co Inc (a)(b)		242,536
71,119	Johnson Controls Inc		2,545,349
22,544	Kohl’s Corp		1,138,697
24,942	L Brands Inc		1,228,393

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
16,456	Lennar Corp Class A	$	593,074
111,450	Lowe’s Cos Inc		4,558,305
41,090	Macy’s Inc		1,972,320
25,538	Marriott International Inc Class A		1,030,969
35,453	Mattel Inc		1,606,375
103,657	McDonald’s Corp		10,262,043
30,856	Newell Rubbermaid Inc		809,970
76,445	NIKE Inc Class B		4,868,018
15,934	Nordstrom Inc		955,084
11,737	O’Reilly Automotive Inc (b)		1,321,821
36,363	PACCAR Inc		1,951,239
11,230	PetSmart Inc		752,298
35,383	PulteGroup Inc (b)		671,216
8,062	PVH Corp		1,008,153
6,385	Ralph Lauren Corp		1,109,330
23,521	Ross Stores Inc		1,524,396
75,191	Southwest Airlines Co		969,212
70,758	Staples Inc		1,122,222
76,962	Starbucks Corp		5,040,241
20,490	Starwood Hotels & Resorts Worldwide Inc		1,294,763
67,765	Target Corp		4,666,298
12,628	Tiffany & Co		919,824
76,134	TJX Cos Inc		3,811,268
10,927	Urban Outfitters Inc (b)		439,484
8,879	VF Corp		1,714,180
170,204	Wal-Mart Stores Inc		12,678,496
88,405	Walgreen Co		3,907,501
8,070	Whirlpool Corp		922,885
6,191	WW Grainger Inc		1,561,246
14,904	Wyndham Worldwide Corp		852,956
8,360	Wynn Resorts Ltd		1,070,080
46,725	Yum! Brands Inc		3,239,911

			143,237,204

Consumer, Non-cyclical — 21.74%
162,955	Abbott Laboratories		5,683,870
164,465	AbbVie Inc		6,798,983
12,810	Actavis Inc (b)		1,616,878
23,625	ADT Corp		941,456
39,643	Aetna Inc		2,518,916
20,260	Alexion Pharmaceuticals Inc (b)		1,868,782
30,807	Allergan Inc		2,595,182
208,826	Altria Group Inc		7,306,822
23,930	AmerisourceBergen Corp		1,336,012
77,555	Amgen Inc		7,651,576
66,979	Archer-Daniels-Midland Co		2,271,258
49,659	Automatic Data Processing Inc		3,419,519
10,028	Avery Dennison Corp		428,797
44,396	Avon Products Inc		933,648
56,189	Baxter International Inc		3,892,212
16,454	Beam Inc		1,038,412
20,103	Becton Dickinson & Co		1,986,780
24,649	Biogen Idec Inc (b)		5,304,465
144,496	Boston Scientific Corp (b)		1,339,478
170,549	Bristol-Myers Squibb Co		7,621,835
15,467	Brown-Forman Corp Class B		1,044,796

Shares		Value

Consumer, Non-cyclical — (continued)
18,241	Campbell Soup Co	$817,014
34,809	Cardinal Health Inc	1,642,985
23,436	CareFusion Corp (b)	863,617
43,769	Celgene Corp (b)	5,117,034
29,400	Cigna Corp	2,131,206
13,159	Clorox Co	1,094,039
398,137	Coca-Cola Co (c)	15,969,275
28,059	Coca-Cola Enterprises Inc	986,554
91,501	Colgate-Palmolive Co	5,242,092
43,136	ConAgra Foods Inc	1,506,740
15,990	Constellation Brands Inc Class A (b)	833,399
49,513	Covidien PLC	3,111,397
8,152	CR Bard Inc	885,959
8,894	DaVita HealthCare Partners Inc (b)	1,074,395
14,846	DENTSPLY International Inc	608,092
21,152	Dr Pepper Snapple Group Inc	971,511
11,839	Edwards Lifesciences Corp (b)	795,581
103,444	Eli Lilly & Co	5,081,169
12,284	Equifax Inc	723,896
24,894	Estee Lauder Cos Inc Class A	1,637,278
84,783	Express Scripts Holding Co (b)	5,230,263
24,476	Forest Laboratories Inc (b)	1,003,516
67,381	General Mills Inc	3,270,000
157,695	Gilead Sciences Inc (b)	8,075,561
29,915	H&R Block Inc	830,141
15,367	Hershey Co	1,371,966
14,026	Hormel Foods Corp	541,123
16,375	Hospira Inc (b)	627,326
17,050	Humana Inc	1,438,679
4,051	Intuitive Surgical Inc (b)	2,052,156
17,238	Iron Mountain Inc	458,703
11,362	JM Smucker Co	1,171,990
291,698	Johnson & Johnson (c)	25,045,190
26,343	Kellogg Co	1,692,011
40,724	Kimberly-Clark Corp	3,955,929
61,529	Kraft Foods Group Inc	3,437,625
52,427	Kroger Co	1,810,829
9,928	Laboratory Corp of America Holdings (b)	993,793
17,893	Life Technologies Corp (b)	1,324,261
39,319	Lorillard Inc	1,717,454
10,861	Mastercard Inc Class A	6,239,645
13,383	McCormick & Co Inc	941,628
28,599	McGraw Hill Financial Inc	1,521,181
24,033	McKesson Corp	2,751,779
20,649	Mead Johnson Nutrition Co Class A	1,636,020
104,696	Medtronic Inc	5,388,703
313,195	Merck & Co Inc (c)	14,547,908
16,330	Molson Coors Brewing Co Class B	781,554
185,295	Mondelez International Inc Class A	5,286,466
15,619	Monster Beverage Corp (b)	949,167
20,718	Moody’s Corp	1,262,348
40,128	Mylan Inc (b)	1,245,172
9,585	Patterson Cos Inc	360,396
32,102	Paychex Inc	1,172,365
159,998	PepsiCo Inc	13,086,236

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
9,335	Perrigo Co	$	1,129,535
693,359	Pfizer Inc (c)		19,420,986
170,726	Philip Morris International Inc (c)		14,788,286
284,623	Procter & Gamble Co (c)		21,913,125
22,215	Quanta Services Inc (b)		587,809
15,866	Quest Diagnostics Inc		961,956
7,904	Regeneron Pharmaceuticals Inc (b)		1,777,452
33,449	Reynolds American Inc		1,617,928
15,037	Robert Half International Inc		499,680
26,452	Safeway Inc		625,854
27,599	SAIC Inc		384,454
29,344	St Jude Medical Inc		1,338,967
30,251	Stryker Corp		1,956,635
61,644	Sysco Corp		2,105,759
11,306	Tenet Healthcare Corp (b)		521,207
16,580	Total System Services Inc		405,878
28,746	Tyson Foods Inc Class A		738,197
105,568	UnitedHealth Group Inc		6,912,593
11,692	Varian Medical Systems Inc (b)		788,625
31,046	WellPoint Inc		2,540,805
62,413	Western Union Co		1,067,886
35,627	Whole Foods Market Inc		1,834,078
18,133	Zimmer Holdings Inc		1,358,887
52,013	Zoetis Inc		1,606,678

			328,795,254

Diversified — 0.05%
30,282	Leucadia National Corp		793,994

Energy — 10.38%
51,968	Anadarko Petroleum Corp		4,465,610
40,685	Apache Corp		3,410,624
45,871	Baker Hughes Inc		2,116,029
21,730	Cabot Oil & Gas Corp		1,543,265
25,663	Cameron International Corp (b)		1,569,549
54,596	Chesapeake Energy Corp (a)		1,112,667
201,827	Chevron Corp (c)		23,884,207
126,476	ConocoPhillips		7,651,798
24,072	CONSOL Energy Inc		652,351
38,332	Denbury Resources Inc (b)		663,910
39,272	Devon Energy Corp		2,037,431
6,713	Diamond Offshore Drilling Inc (a)		461,787
23,849	Ensco PLC Class A		1,386,104
28,055	EOG Resources Inc		3,694,282
14,932	EQT Corp		1,185,153
461,832	Exxon Mobil Corp (c)		41,726,521
24,311	FMC Technologies Inc (b)		1,353,637
96,019	Halliburton Co		4,005,913
11,263	Helmerich & Payne Inc		703,374
31,153	Hess Corp		2,071,363
65,677	Kinder Morgan Inc		2,505,578
73,297	Marathon Oil Corp		2,534,610
34,345	Marathon Petroleum Corp		2,440,556
19,346	Murphy Oil Corp		1,177,978
29,201	Nabors Industries Ltd		447,067
44,347	National Oilwell Varco Inc		3,055,508
13,028	Newfield Exploration Co (b)		311,239

Shares		Value

Energy — (continued)
26,515	Noble Corp	$996,434
36,467	Noble Energy Inc	2,189,479
83,202	Occidental Petroleum Corp	7,424,115
20,817	ONEOK Inc	859,950
28,147	Peabody Energy Corp	412,072
63,840	Phillips 66	3,760,814
14,141	Pioneer Natural Resources Co	2,046,910
18,600	QEP Resources Inc	516,708
16,928	Range Resources Corp	1,308,873
12,166	Rowan Cos PLC Class A (b)	414,496
137,593	Schlumberger Ltd	9,859,914
35,502	Southwestern Energy Co (b)	1,296,888
69,475	Spectra Energy Corp	2,394,109
14,250	Tesoro Corp	745,560
57,781	Valero Energy Corp	2,009,045
69,297	Williams Cos Inc	2,250,074
19,144	WPX Energy Inc (b)	362,587

		157,016,139

Financial — 16.79%
35,300	Ace Ltd	3,158,644
48,011	Aflac Inc	2,790,399
50,258	Allstate Corp	2,418,415
99,294	American Express Co	7,423,219
153,143	American International Group Inc (b)	6,845,492
40,375	American Tower Corp REIT	2,954,239
22,040	Ameriprise Financial Inc	1,782,595
32,780	Aon PLC	2,109,393
14,167	Apartment Investment & Management Co REIT Class A	425,577
7,303	Assurant Inc	371,796
12,621	AvalonBay Communities Inc REIT	1,702,699
1,120,834	Bank of America Corp (c)	14,413,925
121,041	Bank of New York Mellon Corp	3,395,200
71,598	BB&T Corp	2,425,740
189,453	Berkshire Hathaway Inc Class B (b)(c)	21,203,580
12,992	BlackRock Inc Class A	3,336,995
15,288	Boston Properties Inc REIT	1,612,425
60,421	Capital One Financial Corp	3,795,043
30,438	CBRE Group Inc Class A (b)	711,032
114,520	Charles Schwab Corp	2,431,260
27,600	Chubb Corp	2,336,340
14,746	Cincinnati Financial Corp	676,841
316,009	Citigroup Inc (c)	15,158,952
31,935	CME Group Inc	2,426,421
19,328	Comerica Inc	769,834
52,637	Discover Financial Services	2,507,627
26,080	E*TRADE Financial Corp (b)	330,173
33,047	Equity Residential REIT	1,918,709
92,051	Fifth Third Bancorp	1,661,521
14,508	Franklin Resources Inc	1,973,378
48,471	Genworth Financial Inc Class A (b)	553,054
44,779	Goldman Sachs Group Inc	6,772,824

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Financial — (continued)
47,307	Hartford Financial Services Group Inc	$	1,462,732
46,424	HCP Inc REIT		2,109,507
29,090	Health Care Inc REIT		1,949,903
77,291	Host Hotels & Resorts Inc REIT		1,303,899
49,916	Hudson City Bancorp Inc		457,231
90,239	Huntington Bancshares Inc		711,083
7,281	IntercontinentalExchange Inc (b)		1,294,271
46,721	Invesco Ltd		1,485,728
392,621	JPMorgan Chase & Co (c)		20,726,463
94,987	KeyCorp		1,048,657
40,668	Kimco Realty Corp REIT		871,515
12,725	Legg Mason Inc		394,602
28,222	Lincoln National Corp		1,029,256
32,418	Loews Corp		1,439,359
12,827	M&T Bank Corp		1,433,417
14,226	Macerich Co REIT		867,359
55,903	Marsh & McLennan Cos Inc		2,231,648
112,408	MetLife Inc		5,143,790
144,515	Morgan Stanley		3,530,502
13,965	NASDAQ OMX Group Inc		457,912
22,262	Northern Trust Corp		1,288,970
26,281	NYSE Euronext		1,088,033
35,184	People’s United Financial Inc (a)		524,242
15,978	Plum Creek Timber Co Inc REIT		745,693
55,053	PNC Financial Services Group Inc		4,014,465
30,380	Principal Financial Group Inc		1,137,731
58,550	Progressive Corp		1,488,341
51,718	Prologis Inc REIT		1,950,803
48,205	Prudential Financial Inc		3,520,411
14,974	Public Storage REIT		2,295,963
145,575	Regions Financial Corp		1,387,330
32,490	Simon Property Group Inc REIT		5,130,821
46,220	SLM Corp		1,056,589
48,159	State Street Corp		3,140,448
56,514	SunTrust Banks Inc		1,784,147
26,133	T Rowe Price Group Inc		1,911,629
9,569	Torchmark Corp		623,325
39,477	Travelers Cos Inc		3,155,002
29,059	Unum Group		853,463
194,630	US Bancorp		7,035,875
30,379	Ventas Inc REIT		2,110,125
52,656	Visa Inc Class A		9,622,884
17,671	Vornado Realty Trust REIT		1,464,042
511,520	Wells Fargo & Co (c)		21,110,430
56,071	Weyerhaeuser Co REIT		1,597,463
31,537	XL Group PLC		956,202
19,599	Zions Bancorporation		566,019

			253,902,622

Industrial — 10.23%
65,940	3M Co		7,210,539
36,782	Agilent Technologies Inc		1,572,798
16,873	Amphenol Corp Class A		1,315,082
15,843	Ball Corp		658,118
10,363	Bemis Co Inc		405,608
70,493	Boeing Co		7,221,303
68,272	Caterpillar Inc		5,631,757
16,444	CH Robinson Worldwide Inc		925,962

Shares			Value

Industrial — (continued)
107,827	CSX Corp	$	2,500,508
18,493	Cummins Inc		2,005,751
60,689	Danaher Corp		3,841,614
40,699	Deere & Co		3,306,794
18,547	Dover Corp		1,440,360
48,791	Eaton Corp PLC		3,210,936
74,614	Emerson Electric Co		4,069,447
21,288	Expeditors International of Washington Inc		809,157
30,484	FedEx Corp		3,005,113
15,013	FLIR Systems Inc		404,901
16,185	Flowserve Corp		874,152
17,014	Fluor Corp		1,009,100
11,328	Garmin Ltd (a)		409,620
34,622	General Dynamics Corp		2,711,941
1,077,295	General Electric Co (c)		24,982,471
81,703	Honeywell International Inc		6,482,316
43,039	Illinois Tool Works Inc		2,977,008
28,600	Ingersoll-Rand PLC Class A		1,587,872
19,593	Jabil Circuit Inc		399,305
13,493	Jacobs Engineering Group Inc (b)		743,869
10,575	Joy Global Inc		513,205
11,403	Kansas City Southern		1,208,262
9,959	L-3 Communications Holdings Inc		853,885
14,489	Leggett & Platt Inc		450,463
27,370	Lockheed Martin Corp		2,968,550
35,687	Masco Corp		695,540
13,855	Molex Inc		406,506
33,391	Norfolk Southern Corp		2,425,856
25,489	Northrop Grumman Corp		2,110,489
16,758	Owens-Illinois Inc (b)		465,705
11,386	Pall Corp		756,372
15,317	Parker Hannifin Corp		1,461,242
20,911	Pentair Ltd		1,206,355
11,613	PerkinElmer Inc		377,422
15,195	Precision Castparts Corp		3,434,222
34,458	Raytheon Co		2,278,363
31,558	Republic Services Inc		1,071,078
14,370	Rockwell Automation Inc		1,194,722
14,937	Rockwell Collins Inc		947,155
10,417	Roper Industries Inc		1,294,000
5,260	Ryder System Inc		319,755
19,459	Sealed Air Corp		466,043
5,747	Snap-on Inc		513,667
16,613	Stanley Black & Decker Inc		1,284,185
8,507	Stericycle Inc (b)		939,428
43,900	TE Connectivity Ltd (a)		1,999,206
27,860	Textron Inc		725,753
37,265	Thermo Fisher Scientific Inc		3,153,737
47,300	Tyco International Ltd		1,558,535
48,997	Union Pacific Corp		7,559,257
73,819	United Parcel Service Inc Class B		6,383,867
87,828	United Technologies Corp		8,162,734
13,090	Vulcan Materials Co		633,687
44,487	Waste Management Inc		1,794,161
9,015	Waters Corp (b)		901,951
18,010	Xylem Inc		485,189

			154,713,949

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares			Value

Technology — 12.19%
67,507	Accenture PLC Class A	$	4,857,804
52,114	Adobe Systems Inc (b)		2,374,314
59,922	Advanced Micro Devices Inc (a)(b)		244,482
17,427	Akamai Technologies Inc (b)		741,519
32,146	Altera Corp		1,060,496
31,130	Analog Devices Inc		1,402,718
97,482	Apple Inc (c)		38,610,671
128,900	Applied Materials Inc		1,921,899
23,358	Autodesk Inc (b)		792,770
13,636	BMC Software Inc (b)		615,529
53,389	Broadcom Corp Class A		1,802,413
34,643	CA Inc		991,829
14,835	Cerner Corp (b)		1,425,495
18,842	Citrix Systems Inc (b)		1,136,738
31,167	Cognizant Technology Solutions Corp Class A (b)		1,951,366
16,824	Computer Sciences Corp		736,386
148,811	Dell Inc		1,986,627
4,594	Dun & Bradstreet Corp (a)		447,685
31,881	Electronic Arts Inc (b)		732,307
218,159	EMC Corp		5,152,916
30,322	Fidelity National Information Services Inc		1,298,994
5,692	First Solar Inc (b)		254,603
13,796	Fiserv Inc (b)		1,205,908
201,986	Hewlett-Packard Co		5,009,253
514,274	Intel Corp		12,455,716
108,544	International Business Machines Corp (c)		20,743,844
28,820	Intuit Inc		1,758,885
17,967	KLA-Tencor Corp		1,001,301
17,516	Lam Research Corp (b)		776,659
22,974	Linear Technology Corp		846,362
61,576	LSI Corp (b)		439,653
20,029	Microchip Technology Inc (a)		746,080
105,766	Micron Technology Inc (b)		1,515,627
781,230	Microsoft Corp (c)		26,975,872
36,860	NetApp Inc (b)		1,392,571
63,192	NVIDIA Corp		886,584
382,618	Oracle Corp		11,754,025
20,158	Pitney Bowes Inc (a)		295,919
179,431	QUALCOMM Inc		10,959,645
19,386	Red Hat Inc (b)		927,038
55,809	Salesforce.com Inc (b)		2,130,788
25,510	SanDisk Corp (b)		1,558,661
34,951	Seagate Technology PLC		1,566,853
17,449	Teradata Corp (b)		876,463
17,812	Teradyne Inc (b)		312,957
114,476	Texas Instruments Inc		3,991,778
23,455	Western Digital Corp		1,456,321
126,899	Xerox Corp		1,150,974
26,370	Xilinx Inc		1,044,516

			184,319,814

Utilities — 3.17%
62,715	AES Corp		751,953
11,353	AGL Resources Inc		486,590
25,093	Ameren Corp		864,203
50,464	American Electric Power Co Inc		2,259,778

Shares			Value

Utilities — (continued)
43,994	CenterPoint Energy Inc	$	1,033,419
26,891	CMS Energy Corp		730,628
30,117	Consolidated Edison Inc		1,756,122
59,410	Dominion Resources Inc		3,375,676
17,467	DTE Energy Co		1,170,464
72,966	Duke Energy Corp		4,925,205
33,565	Edison International		1,616,490
18,607	Entergy Corp		1,296,536
88,544	Exelon Corp		2,734,239
42,966	FirstEnergy Corp		1,604,350
8,271	Integrys Energy Group Inc		484,102
43,395	NextEra Energy Inc		3,535,825
31,601	NiSource Inc		905,053
32,669	Northeast Utilities		1,372,751
33,132	NRG Energy Inc		884,624
24,091	Pepco Holdings Inc		485,675
45,419	PG&E Corp		2,077,011
11,703	Pinnacle West Capital Corp		649,165
61,495	PPL Corp		1,860,839
53,256	Public Service Enterprise Group Inc		1,739,341
13,598	SCANA Corp		667,662
23,468	Sempra Energy		1,918,744
90,126	Southern Co		3,977,260
20,565	TECO Energy Inc		353,512
23,792	Wisconsin Energy Corp		975,234
51,437	Xcel Energy Inc		1,457,725

			47,950,176

TOTAL COMMON STOCK — 98.30% (Cost $1,123,324,030)		$	1,486,770,207

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.73%
$ 10,000,000	Federal Home Loan Bank
	0.02%, 07/01/2013	9,999,989
16,116,999	Federal Home Loan Mortgage Corp
	0.00%(d), 07/01/2013	16,116,999

		26,116,988

U.S. Treasury Bonds and Notes — 0.08%
1,275,000	U.S. Treasury Bills(e)
	0.05%, 09/12/2013	1,274,879

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — 0.41%
$ 1,466,792	Undivided interest of 10.89% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $1,466,792 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of $13,913,096. (f)	$	1,466,792

308,794	Undivided interest of 2.41% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $308,794 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (f)		308,794

1,466,791	Undivided interest of 2.98% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $1,466,791 on 7/1/13 collateralized by Federal National Mortgage Association, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of $50,419,300. (f)		1,466,791

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 1,466,791	Undivided interest of 5.38% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $1,466,791 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (f)	$	1,466,791

1,466,791	Undivided interest of 5.98% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $1,466,791 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (f)		1,466,791

			6,175,959

TOTAL SHORT TERM INVESTMENTS — 2.22% (Cost $33,567,826)		$	33,567,826

TOTAL INVESTMENTS — 100.52% (Cost $1,156,891,856)		$	1,520,338,033

OTHER ASSETS & LIABILITIES, NET — (0.52)%		$	(7,893,669)

TOTAL NET ASSETS — 100.00%		$	1,512,444,364

(a)	A portion or all of the security is on loan at June 28, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(f)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At June 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500® Emini Long Futures	356	USD	$ 28,467,540	September 2013	$ (210,833)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West S&P 500® Index Fund

ASSETS:
Investments in securities, fair value (including $5,998,836 of securities on loan)(a)	$1,514,162,074
Reverse repurchase agreements, fair value(b)	6,175,959
Cash	518,413
Dividends receivable	1,831,743
Subscriptions receivable	2,194,997
Receivable for investments sold	199,771

Total Assets	1,525,082,957

LIABILITIES:
Payable to investment adviser	701,324
Payable upon return of securities loaned	6,175,959
Redemptions payable	4,672,371
Payable for investments purchased	962,893
Payable for distribution fees	1,099
Variation margin on futures contracts	124,947

Total Liabilities	12,638,593

NET ASSETS	$1,512,444,364

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,530,436
Paid-in capital in excess of par	1,135,662,706
Net unrealized appreciation on investments and futures contracts	363,235,344
Undistributed net investment income	911,326
Accumulated net realized gain on investments and futures contracts	2,104,552

TOTAL NET ASSETS	$1,512,444,364

TOTAL NET ASSETS BY CLASS
Initial Class	$1,506,171,062

Class L	$6,273,302

CAPITAL STOCK:
Authorized
Initial Class	180,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	104,775,482
Class L	528,875

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$14.38

Class L	$11.86

(a) Cost of investments	$1,150,715,897
(b) Cost of reverse repurchase agreements	$6,175,959

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West S&P 500® Index Fund

INVESTMENT INCOME:
Interest	$4,207
Income from securities lending	59,773
Dividends	14,999,427
Foreign withholding tax	(5,175)

Total Income	15,058,232

EXPENSES:
Management fees	4,237,525
Distribution fees - Class L	6,111

Total Expenses	4,243,636

Less amount waived by distributor - Class L	21

Net Expenses	4,243,615

NET INVESTMENT INCOME	10,814,617

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	2,795,087
Net realized gain on futures contracts	5,222,496

Net realized gain on investments	8,017,583

Net change in unrealized appreciation on investments	156,861,151
Net change in unrealized depreciation on futures contracts	(247,703)

Net change in unrealized appreciation on investments	156,613,448

Net Realized and Unrealized Gain on Investments and Futures Contracts	164,631,031

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,445,648

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West S&P 500® Index Fund

OPERATIONS:
Net investment income	$10,814,617	$19,772,715
Net realized gain on investments	8,017,583	14,374,090
Net change in unrealized appreciation on investments	156,613,448	121,520,022

Net Increase in Net Assets Resulting from Operations	175,445,648	155,666,827

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(9,854,651)	(19,547,815)
Class L	(48,640)	(80,386)

From net investment income	(9,903,291)	(19,628,201)

From net realized gains
Initial Class	–	(12,452,940)
Class L	–	(45,150)

From net realized gains	0	(12,498,090)

Total Distributions	(9,903,291)	(32,126,291)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	293,207,654	617,280,746
Class L	2,591,880	4,132,112
Shares issued in reinvestment of distributions
Initial Class	9,854,651	32,000,755
Class L	48,640	125,536
Shares redeemed
Initial Class	(230,099,927)	(443,289,333)
Class L	(798,669)	(940,293)

Net Increase in Net Assets Resulting from Capital Share Transactions	74,804,229	209,309,523

Total Increase in Net Assets	240,346,586	332,850,059

NET ASSETS:
Beginning of period	1,272,097,778	939,247,719

End of period (a)	$1,512,444,364	$1,272,097,778

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	21,020,327	49,517,088
Class L	222,342	391,836
Shares issued in reinvestment of distributions
Initial Class	691,554	2,550,553
Class L	4,136	12,009
Shares redeemed
Initial Class	(16,428,121)	(35,324,414)
Class L	(68,305)	(89,872)

Net Increase	5,441,933	17,057,200

(a) Including undistributed net investment income:	$911,326	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West S&P 500® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$12.75		$11.34		$11.41	$10.13	$8.18	$13.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(a)	0.21	(a)	0.19	0.15	0.15	0.18
Net realized and unrealized gain (loss)	1.61		1.53		(0.02)	1.30	1.95	(5.19)

Total From Investment Operations	1.72		1.74		0.17	1.45	2.10	(5.01)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.20)		(0.19)	(0.15)	(0.15)	(0.18)
From net realized gains	–		(0.13)		(0.05)	(0.02)	–	(0.20)

Total Distributions	(0.09)		(0.33)		(0.24)	(0.17)	(0.15)	(0.38)

NET ASSET VALUE, END OF PERIOD	$14.38		$12.75		$11.34	$11.41	$10.13	$8.18

TOTAL RETURN(b)	13.53%	(c)	15.42%		1.50%	14.37%	25.86%	(37.50%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,506,171		$1,268,188		$938,707	$913,786	$756,638	$580,986
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.53%	(d)	1.70%		1.47%	1.47%	1.76%	1.75%
Portfolio turnover rate(e)	1%	(c)	6%		9%	13%	15%	10%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011 (a)
Great-West S&P 500® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.55		$9.52		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.17	(b)	0.25
Net realized and unrealized gain (loss)	1.33		1.27		(0.45)

Total From Investment Operations	1.40		1.44		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.28)		(0.25)
From net realized gains	–		(0.13)		(0.03)

Total Distributions	(0.09)		(0.41)		(0.28)

NET ASSET VALUE, END OF PERIOD	$11.86		$10.55		$9.52

TOTAL RETURN(c) (d)	13.33%	(e)	15.16%		(1.95%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,273		$3,909		$540
Ratio of expenses to average net assets
Before waiver	0.85%	(f)	0.85%		0.86%	(f)
After waiver	0.85%	(f)	0.85%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	1.29%	(f)	1.58%		1.69%	(f)
After waiver	1.29%	(f)	1.58%		1.70%	(f)
Portfolio turnover rate(g)	1%	(e)	6%		9%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

  Semi-Annual Report - June 28, 2013

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$1,454,058,839	$—	$—	$1,454,058,839
Foreign Common Stock	32,711,368	—	—	32,711,368
Short Term Investments (a)	—	33,567,826	—	33,567,826
Liabilities
Derivative Investments:
Futures Contracts (b)	210,833	—	—	210,833

Total Investments	$1,486,559,374	$33,567,826	$0	$1,520,127,200

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the

  Semi-Annual Report - June 28, 2013

underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

  Semi-Annual Report - June 28, 2013

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates. In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 556 futures contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$(210,833)(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Equity contracts (future contracts)	Net realized gain on futures contracts	$5,222,496	Net change in unrealized depreciation on futures contracts	$(247,703)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average

  Semi-Annual Report - June 28, 2013

daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $102,251,772 and $19,136,111, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $1,163,132,674. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $443,886,129 and gross depreciation of securities in which there was an excess of tax cost over value of $86,680,770 resulting in net appreciation of $357,205,359.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $5,998,836 and received collateral of $6,175,959 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into an action pending in the U.S. District Court for the Southern District of New York. The Fund has been named as a defendant in this action. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

  Semi-Annual Report - June 28, 2013

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of similar funds. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that, for the annualized one-, three- and five-year periods ended December 31, 2012, the Fund was in the second quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. However, the Board noted that the Fund trailed the peer group and peer universe averages by only two and one basis points, respectively.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median of its peer group and peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by

GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)          (1) Not required in filing.

              (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

              (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013